Investment Risks - Schroders US Autocallable Ladder Income ETF	Sep. 10, 2026
Autocallable Structure Risks
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Autocallable Structure Risks: The Fund’s return is tied to a theoretical laddered portfolio of synthetic Autocallable Structures, whose payoffs depend on the level of an Underlying Reference Index at specified observation dates and at maturity. Autocallable Structures have the following key risks:

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Contingent Income: Coupon payments are contingent and are paid only if the Underlying Reference Index is at or above a specified Coupon Barrier on each Observation Date. If the Index is below the Coupon Barrier on any observation date, the coupon for that period will not be paid. The Index may remain below the Coupon Barrier for extended periods, resulting in few or no coupon payments and materially reducing the Fund’s income during market downturns.

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Automatic Early Redemption (Autocall): Autocallable Structures may be automatically redeemed before scheduled maturity if the Underlying Reference Index meets or exceeds a specified Autocall Barrier on an Observation Date (after a defined Non-Call Period). Early redemption typically results in payment of the coupon due for that Observation Date and return of principal for that position, but cancels all remaining coupons. This may force the strategy to reinvest proceeds at less attractive yields, particularly if market yields or implied coupons have declined.

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Limitation on Upside Gain Risk (Capped Participation): Because an Autocallable Structure may be terminated early if it is autocalled, the Fund will not participate in any additional upside after the autocall event for that position. In addition, the Autocallable Structure is designed to pay a fixed coupon if the Underlying Reference Index is at or above the Coupon Barrier. Coupon Payments are set in advance when the Autocallable Structure is established. As a result, the Fund may lag the Underlying Reference Index in sustained or sharply rising markets and may significantly underperform a direct investment in the underlying asset.

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Principal at Risk: If the Autocallable Structure is not redeemed early (i.e. autocalled) and the Underlying Reference Index is at or above the maturity barrier at maturity, principal may be protected for that position. However, if the Underlying Reference Index is below the Put Strike at maturity, the settlement value of an Autocallable Structure will be reduced potentially significantly by the percentage decline of the Underlying Reference Index below the Put Strike, multiplied by a specified Risk Factor. As such, the settlement value of an Autocallable Structure may be significantly less than the original principal value at inception.

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Path-Dependency Risk: Once an Autocallable Structure is established (and included in the Autocallable Index), its terms (barriers, observation schedule, coupon mechanics, maturity) cannot be changed. Outcomes are determined solely by Underlying Reference Index levels on the predetermined Observation Dates and Maturity Date, which can create path-dependency and “binary” outcomes (e.g., coupon paid vs. not paid; principal protected vs. loss).

Swap Agreement Risk
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Swap Agreement Risk: Swap Agreements are derivative contracts that are used to obtain the Fund’s primary exposure to the Autocallable Index. Swaps may be illiquid, may be difficult to value, and may not reflect index or reference performance as expected due to pricing differences, fees, financing terms, collateral dynamics, or differences in calculation methods. The Fund may be unable to enter into replacement swaps if a swap is terminated or if market conditions deteriorate. Unfunded swaps may introduce greater leverage risk than funded swaps. In volatile markets, closing or adjusting a swap position may be costly or impossible without incurring significant losses.

Counterparty Risk
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Counterparty Risk: The Fund is exposed to the creditworthiness and performance of counterparties, particularly swap counterparties, because the Fund’s strategy may rely primarily on contractual claims rather than direct ownership of securities. If a counterparty becomes bankrupt, fails to perform, or experiences operational disruptions, the Fund may experience significant delays in recovery, may receive only a limited recovery, or may receive no recovery. Even temporary disruptions can materially impact Fund performance, including the ability to maintain intended exposure. To the extent the Fund has substantial exposure to one counterparty or a small number of counterparties, the Fund may be more susceptible to a single economic, regulatory, or firm-specific event affecting those counterparties. There is also no assurance that replacement counterparties will be available on acceptable terms.

Swap Agreement Termination Risk
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Swap Agreement Termination Risk: A swap Counterparty may have contractual rights to terminate a swap upon certain extraordinary market events, credit events, regulatory changes, or other contractually defined circumstances, and may in some cases terminate upon notice as permitted by the agreement. If a Swap Agreement is terminated, the Fund may have to transact at an unfavorable time, may be unable to obtain replacement exposure on acceptable terms, or may be unable to implement its strategy. If Schroders cannot establish suitable replacement swaps, Schroders may recommend, and the Board may determine, to liquidate the Fund without a shareholder vote, and liquidation timing may be unfavorable for some shareholders.

Market Risk
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Market Risk: The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Equity Securities Risk
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Equity Securities Risk: Because the Fund’s exposure is linked to an equity-based Underlying Reference Index, the Fund is subject to equity market risk and the volatility of U.S. equity securities markets. Equity prices may fluctuate rapidly and unpredictably due to changes in investor perceptions, issuer fundamentals, interest rates, macroeconomic conditions, political events, regulatory developments, or market volatility. Common stocks may be particularly sensitive to rising interest rates and deteriorating financial conditions, and equity market declines can reduce the value of the Underlying Reference Index and therefore the Fund’s NAV.

Large Capitalization Companies Risk
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Large Capitalization Companies Risk: The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Interest Rate Risk [Member]
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Interest Rate Risk: Changes in interest rates could affect the value of your investment. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Derivatives Risk
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Derivatives Risk: Derivatives - including but not limited to swaps - may expose the Fund to risks that are greater than, or different from, those associated with direct investment in securities. Derivatives can increase volatility and expenses and may involve imperfect correlation with underlying assets or indices. Many derivatives require limited initial investment relative to the exposure obtained and can create leverage, resulting in losses that exceed amounts initially invested. Derivatives may also be subject to liquidity constraints, valuation complexity, legal restrictions, and counterparty risk. There is no assurance that a derivatives strategy will perform as anticipated in all market conditions.

Index Risk
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Index Risk: The Underlying Reference Index uses a volatility targeting methodology to adjust equity exposure. This methodology may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. Other features such as financing costs, transaction costs, or synthetic dividends/decrements may reduce index performance by fixed or rule-based amounts and may be especially detrimental in low-return or sideways markets. There is also no assurance that the Autocallable Index or Underlying Reference Index will be maintained indefinitely or that the Fund will be able to continue using them to implement its strategy. If an index becomes unavailable or uneconomic to access synthetically, Schroders or the Board may substitute a different index without advance notice, and any replacement index may perform differently, potentially impairing the Fund’s ability to achieve its objective.

Affiliated Index Risk
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Affiliated Index Risk: The Adviser developed and licensed the Autocallable Index and the Underlying Reference Index, which may present a potential conflict of interest. For example, a potential conflict could arise if the Adviser or its affiliate were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser or its affiliate become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds managed by Schroders with similar exposure. Although the Adviser has taken steps designed to ensure that these potential conflicts are mitigated, there can be no assurance that such measures will be successful.

Index Provider Risk
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Index Provider Risk: Index providers or their agents may fail to calculate, maintain, rebalance, reconstitute, or disseminate index levels accurately and in a timely manner. Errors in data inputs, assumptions, constituent information, or methodology implementation may occur and may not be identified or corrected promptly (or at all), particularly for less widely used indices. The Fund and its shareholders generally bear losses or costs associated with index errors. Unusual market conditions may cause an index provider to postpone rebalances, substitute constituents, or take other measures that cause an index to deviate from its normal or expected composition.

Calculation Methodology Risk
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Calculation Methodology Risk: The Underlying Reference Index and/or Autocallable Index may employ complex, rules-based calculation methodologies that may not perform as intended under certain market conditions. Index design choices—such as how volatility is estimated, how exposures are adjusted, how financing or synthetic dividends are applied, and how rebalances are executed—can create outcomes that differ materially from investor expectations. Model assumptions or parameter choices may prove unreliable in volatile, dislocated, or rapidly changing markets. In addition, differences between index calculations and derivative pricing conventions may contribute to tracking divergence between index levels and Fund performance.

Volatility Risk
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Volatility Risk: Volatility is the tendency of a security, index, or market to fluctuate significantly over short periods. The Fund’s exposures—particularly those linked to equity markets, volatility-targeted indices, and structured autocallable payoffs—may exhibit heightened volatility relative to broader markets. Large and rapid price moves can materially affect NAV and secondary market pricing, widen bid-ask spreads, and increase the likelihood of trading at premiums/discounts. Volatile conditions may also impair liquidity and valuation processes.

Correlation Risk
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Correlation Risk: The Fund’s performance may not match, and is not expected to be perfectly correlated with, the returns of the Autocallable Index, the Underlying Reference Index, or individual Autocallable Structure positions. When exposure is obtained through Swap Agreements or other derivatives rather than direct holdings, the Fund may experience performance differences due to transaction costs, operating expenses, collateral management, cash management practices, pricing differences, and differences in calculation methodologies. Market conditions may also impact the Fund’s ability to implement exposure efficiently. As a result, the Fund’s return may underperform what investors expect based on the referenced index or theoretical portfolio.

Active Management Risk
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Active Management Risk: The Fund is subject to the risk that the Adviser’s or the Sub-Adviser’s judgments, as applicable, about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Laddered Portfolio Risk
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Laddered Portfolio Risk: A laddered autocallable portfolio is intended to diversify entry points and reduce concentration in any single market level or “vintage,” but it does not eliminate downside risk. The strategy may not perform as expected if unfavorable market conditions persist, if multiple autocallable positions experience losses at the same time, or if frequent entry/rebalance mechanisms lead to suboptimal entry points during rapidly changing markets. Laddering can also introduce implementation complexity and may not mitigate the impact of severe or prolonged equity market declines.

Cash Holdings Risk
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Cash Holdings Risk: To the extent the Fund holds cash or cash equivalents for collateral management, liquidity needs, or operational reasons, it may achieve lower returns than if fully invested in exposures aligned with its strategy. Cash positions may create performance drag during rising markets and may reduce the Fund’s ability to participate in favorable market moves. The opportunity cost of holding cash may be more pronounced when the Fund’s target exposures are performing well.

High Portfolio Turnover Risk
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High Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Distribution Risk
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Distribution Risk: The Fund seeks to generate regular monthly income, but there is no assurance that the Fund will make distributions at any given time, that the Fund will be able to maintain its targeted level of distributions, or that distributions will be made at a consistent rate. Distribution amounts may vary significantly from one period to the next due to market conditions, strategy outcomes, expenses, and portfolio positioning.

Distribution Tax Risk
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Distribution Tax Risk: Distributions may exceed the Fund’s income and gains for a taxable year and may include a return of capital to the investor. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Special Tax Risk
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Special Tax Risk: The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

The Fund may satisfy redemption requests in whole or in part by transferring, assigning or novating to a redeeming Authorized Participant (as defined below) or its designee all or a portion of the Fund’s rights and obligations under one or more swap agreements. If the Fund receives an opinion of tax counsel supporting such treatment, it may treat a completed transfer of an appreciated swap position as a distribution of property in redemption of Fund shares and not recognize gain on the distribution of the swap position. Published guidance does not squarely address whether the nonrecognition rules generally applicable to in-kind redemptions by RICs apply when a swap position is transferred by assignment or novation. Tax rules governing notional principal contracts and other derivatives may require the recognition of termination payments or other income or gain in connection with an assignment, novation, exchange, modification or termination. The Internal Revenue Service (“IRS”) or a court could determine that the transfer was not a distribution of property in redemption of Fund shares; that the assignment or novation caused a taxable termination, exchange or other disposition before, or separately from, the redemption distribution; that related payments, releases, assumptions of obligations, collateral adjustments or other economic benefits gave rise to taxable income or gain; or that the redemption and related transactions should be integrated, reordered or otherwise recharacterized in a manner that causes the Fund to recognize income or gain. Any opinion of tax counsel would not bind the IRS or a court.

If such a determination were sustained, the Fund could be required to recognize income or gain arising from the termination, assignment, exchange or other disposition. As a result, the Fund could be required to recognize income or gain without receiving corresponding cash and could be required to make additional distributions. The Fund may have failed to distribute sufficient income or gain to satisfy the requirements applicable to RICs for the relevant taxable year or a prior taxable year. Depending on the circumstances, the Fund could be subject to corporate-level income tax, excise tax, interest or penalties, or could be required to pay a deficiency dividend to shareholders then holding Fund shares and related interest to the IRS. The Fund might also be required to revise the character or amount of previously reported distributions. Any such determination could adversely affect the Fund’s net asset value, after-tax returns and shareholders, including shareholders who did not participate in the redemption.

Tax Characterization and Reporting Risk
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Tax Characterization and Reporting Risk: The U.S. federal income tax treatment of certain Fund transactions, including redemptions in kind, may be uncertain or subject to differing interpretations and could affect the Fund’s earnings and profits and the character of distributions to shareholders. If the tax treatment of a transaction or distribution is later determined to differ from the treatment initially applied or reported by the Fund, all or a portion of a distribution may be reclassified. In that event, shareholders who have already filed their tax returns may be required to file amended returns and may incur additional taxes, interest, tax-preparation costs or other expenses. The Fund and its service providers also may incur costs, liabilities, penalties, or interest in connection with correcting tax reporting or defending a tax treatment.

ETF Risks
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ETF Risks – The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

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Trading Risk – Shares of the Fund may trade on NYSE Arca, Inc (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

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Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Transactions Risk – Unlike certain ETFs, the Fund may effect some or all creations and redemptions using cash, rather than in-kind securities. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs.

PremiumDiscount Risk
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Premium/Discount Risk: Fund shares may trade above (premium) or below (discount) NAV due to supply and demand, market volatility, and the liquidity of the Fund’s holdings and secondary market. This risk can be heightened during periods of market stress, steep market declines, or when trading activity in shares is limited. Investors purchasing at a premium or selling at a discount may experience losses in addition to losses from NAV declines. Premiums/discounts may be more pronounced when underlying holdings are difficult to value.

Secondary Market Trading Risk
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Secondary Market Trading Risk: Although Fund shares are listed on an exchange, there is no assurance that an active trading market will develop or be maintained. In stressed markets, the liquidity of shares may begin to reflect the liquidity of the Fund’s underlying exposures, which may be less liquid than the shares themselves. Trading may be halted, and investors may be unable to buy or sell shares at desired times or prices. Brokerage commissions and other trading costs further affect realized investor outcomes.

Costs of Buying and Selling Fund Shares Risk
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Costs of Buying and Selling Fund Shares Risk: Investors who buy or sell Fund shares in the secondary market may incur brokerage commissions and other charges imposed by brokers. In addition, investors bear bid-ask spreads, which can widen meaningfully in volatile markets or when secondary market liquidity is reduced. Frequent trading may significantly reduce returns, and the fixed nature of brokerage commissions can be a particularly high proportional cost for investors transacting in small amounts. These trading frictions can cause realized investor outcomes to differ materially from NAV performance.

Inflation Risk
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Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

Credit Risk [Member]
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Credit Risk: Credit risk involves the risk that an issuer or guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund may be subject to credit risk to the extent that it invests in fixed income securities or is a party to over-the-counter transactions.

Debt Securities Risk
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Debt Securities Risk: Debt securities are subject to interest rate risk, credit risk, and in some instances prepayment/extension risk. Their values generally move inversely with interest rates, so rising rates can cause the value of debt securities to fall, potentially sharply. In falling rate environments, income may decline and prepayments may force reinvestment at lower yields. Many debt securities trade over-the-counter and may be less liquid and more difficult to value than exchange-traded equity securities, particularly during periods of market stress.

U.S. Government Securities Risk
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U.S. Government Securities Risk: U.S. government securities are subject to interest rate risk and may experience price declines when rates rise. While they generally carry lower credit risk than other debt securities, they typically offer lower yields. Guarantees, where applicable, relate only to timely payment of principal and interest when held to maturity and do not eliminate market price fluctuation risk.

Money Market Instruments Risk
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Money Market Instruments Risk: Money market instruments are subject to changes in interest rates and credit quality. If a substantial portion of assets are invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. Money market instruments and money market funds are not guaranteed or insured by the FDIC or any government agency, and it is possible to lose money.

Liquidity Risk
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Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk
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Risk [Text Block]	Valuation Risk: The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.
Operational Risk
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Operational Risk: The Fund is subject to operational risks arising from human error, processing and communication failures, technology or systems breakdowns, and errors or failures of service providers, counterparties, or other third parties. The Fund relies on third parties for key functions such as custody, administration, transfer agency, pricing, and index calculation, and disruptions could impair the Fund’s ability to implement its strategy or meet obligations. Controls and procedures may reduce but cannot eliminate operational risk.

Cybersecurity Risk
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Cybersecurity Risk: The Fund is susceptible to cybersecurity events, including intentional or unintentional breaches that may result in unauthorized access to systems, loss of proprietary or confidential information, data corruption, or loss of operational capability. Cybersecurity incidents affecting third-party service providers (such as administrators, custodians, transfer agents, pricing services, index providers, or counterparties) may also disrupt Fund operations and subject the Fund to similar risks. Such events may cause the Fund to incur regulatory penalties, reputational harm, additional compliance costs, and/or financial loss. While risk management systems may be implemented, there is no guarantee that these efforts will succeed, particularly because the Fund does not control the cybersecurity systems of all third parties.

New Fund Risk
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New Fund Risk: The Fund is newly organized and has a limited operating history. As a result, investors have limited performance history and track record on which to evaluate the Fund’s strategy, operations, and execution. The Fund may take time to attract assets and develop robust secondary market liquidity, which can affect trading spreads and premiums/discounts.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.
Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is classified under the 1940 Act as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).